CONDENSED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Operating costs	$ 2,750	$ 255,207			$ 268,252			$ 1,444,905	$ 658,473	$ 932,834
Loss from operations	(2,750)	(255,207)			(268,252)			(1,444,905)	(658,473)	(932,834)
Other income:
Interest earned on marketable securities held in Trust Account		98,485			1,683,965			1,775,617	4,144,082	5,531,557
(Loss) income before income taxes	(2,750)	(156,722)			1,415,713			330,712	3,485,609	4,598,723
Provision for income taxes		(10,473)			(343,567)			(341,859)	(839,471)	(1,120,521)
Net (loss) income	$ (2,750)	$ (167,195)	$ 144,812	$ 11,236	$ 1,072,146	$ 1,167,827	$ 406,165	$ (11,147)	$ 2,646,138	$ 3,478,202
Class A redeemable common stock
Other income:
Weighted average shares outstanding of redeemable common stock (in shares)		30,557,322			30,557,322			30,557,322	30,446,374	30,479,514
Basic and diluted net income per share (in dollars per share)		$ 0.00			$ 0.04			$ 0.04	$ 0.10	$ 0.14
Class B redeemable common stock
Other income:
Weighted average shares outstanding of redeemable common stock (in shares)	7,500,000	7,639,330			7,639,330			7,639,330	7,588,618	7,601,435
Basic and diluted net income per share (in dollars per share)	$ 0.00	$ (0.03)			$ (0.03)			$ (0.17)	$ (0.07)	$ (0.10)